ORDINARY SHARE AND SHARE INCENTIVE PLANS - Stock Incentive Plans - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2016
2017 Equity Incentive Plan
Stock Incentive Plans
Number of shares authorized		2,000,000
Number of ordinary shares available for issuance pursuant to future grants	29,423
Number of shares transferred from the prior plan	1,590,693
2017 Equity Incentive Plan | Maximum
Stock Incentive Plans
Vesting period	4 years
2017 Equity Incentive Plan | Minimum
Stock Incentive Plans
Vesting period	2 years
2017 Equity Incentive Plan | Stock Options and Restricted Stock Units RSU
Stock Incentive Plans
Number of awards outstanding (in shares)	1,694,582
2006 Equity Incentive Plan
Stock Incentive Plans
Number of shares expired	1,590,693